Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Commitments under Facility Operating Leases

As of December 31, 2013, future minimum commitments under facility operating leases were as follows (in thousands):

YEARS ENDED DECEMBER 31,	TOTAL LEASE COMMITMENTS
2014	$120
2015	269
2016	302
2017	311
2018	320
2019 and thereafter	441

Total minimum lease payments	$1,763